COMMITMENTS AND CONTINGENCIES - Lease term and discount rate (Details)	Oct. 31, 2022
COMMITMENTS AND CONTINGENCIES
Weighted average remaining lease term (in years)	1 year 7 months 2 days
Weighted average discount rate	4.75%